Movement of Provision for Warranty (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Guarantor Obligations [Line Items]
Balance at beginning of the year	$ 230	$ 183
Charge to expenses	69	84
Deductions	(49)	(37)
Balance at end of the year	$ 250	$ 230